Loans and Allowance for Loan Losses, Troubled Debt Restructurings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Contract	Dec. 31, 2015 USD ($) Contract	Dec. 31, 2014 USD ($) Contract
Financing Receivable, Modifications [Line Items]
TDR's classifications from previously performing loans	$ 11,500	$ 10,900
New York and Other States [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	43	43	49
Pre-Modification Outstanding Recorded Investment	$ 3,718	$ 5,440	$ 6,150
Post-Modification Outstanding Recorded Investment	$ 3,718	$ 5,440	$ 6,150
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	2	0	1
Pre-Modification Outstanding Recorded Investment	$ 401	$ 0	$ 294
Post-Modification Outstanding Recorded Investment	$ 401	$ 0	$ 294
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	30	35	41
Pre-Modification Outstanding Recorded Investment	$ 2,871	$ 4,797	$ 5,585
Post-Modification Outstanding Recorded Investment	$ 2,871	$ 4,797	$ 5,585
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	1	1	4
Pre-Modification Outstanding Recorded Investment	$ 44	$ 137	$ 77
Post-Modification Outstanding Recorded Investment	$ 44	$ 137	$ 77
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	10	7	3
Pre-Modification Outstanding Recorded Investment	$ 402	$ 506	$ 194
Post-Modification Outstanding Recorded Investment	$ 402	$ 506	$ 194
Florida [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	6	10	11
Pre-Modification Outstanding Recorded Investment	$ 555	$ 887	$ 1,100
Post-Modification Outstanding Recorded Investment	$ 555	$ 887	$ 1,100
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	4	6	7
Pre-Modification Outstanding Recorded Investment	$ 504	$ 780	$ 676
Post-Modification Outstanding Recorded Investment	$ 504	$ 780	$ 676
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	1	0	1
Pre-Modification Outstanding Recorded Investment	$ 45	$ 0	$ 56
Post-Modification Outstanding Recorded Investment	$ 45	$ 0	$ 56
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts | Contract	1	4	3
Pre-Modification Outstanding Recorded Investment	$ 6	$ 107	$ 368
Post-Modification Outstanding Recorded Investment	$ 6	$ 107	$ 368